SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 186,745	$ 980,688
Less: allowance for doubtful accounts	(6,552)
Accounts receivable, net	$ 180,193	$ 980,688